Segment Information - Summary of Selected Financial Information Relating to Group's Segments (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 5,185,822	¥ 97,770,167	$ 14,043,806	¥ 1,338,592	¥ 7,389,371
Operating cost and expenses:
Cost of revenues	3,785,865	61,914,502	8,893,462	4,251,451	4,957,647
Research and development	15,415,780	11,817,255	1,697,442	19,594,484
Sales and marketing	4,539,473	34,112,212	4,899,913	5,570,169
Unallocated corporate expenses*		81,923,516
General and administrative	40,132,709	81,923,516	11,767,577	43,507,856
Other operating income, net		588,147	84,482	3,793,418
Impairment loss of intangible assets and other non-current assets		8,932,439	1,283,065
Provision for loan receivable and other receivables		17,430,825	2,503,781
Total operating cost and expenses	63,873,827	216,130,749		72,923,960
Other operating income, net		588,147	84,482	3,793,418
Loss from continuing operations	(58,688,005)	(117,772,435)	$ (16,916,952)	(67,791,950)	¥ (71,672,357)
Overseas Art Study Services
Segment Reporting Information [Line Items]
Net revenues		82,376,727
Operating cost and expenses:
Cost of revenues		50,365,985
Sales and marketing		27,859,200
Total operating cost and expenses		78,225,185
Loss from continuing operations		4,151,542
Others
Segment Reporting Information [Line Items]
Net revenues	5,185,822	15,393,440		1,338,592
Operating cost and expenses:
Cost of revenues	3,785,865	11,548,517		4,251,451
Research and development	15,415,780	11,817,255		19,594,484
Sales and marketing	4,539,473	6,253,012		5,570,169
General and administrative	40,132,709			43,507,856
Other operating income, net		588,147		3,793,418
Impairment loss of intangible assets and other non-current assets		8,932,439
Provision for loan receivable and other receivables		17,430,825
Total operating cost and expenses	63,873,827	55,982,048		72,923,960
Other operating income, net		588,147		3,793,418
Loss from continuing operations	¥ (58,688,005)	¥ (40,000,461)		¥ (67,791,950)